CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2010	$ 624,539	$ 12,028	$ 1,585,883	$ (973,372)
Balance, shares at Dec. 31, 2010		12,027,597
Stock-based compensation expense	27,742		27,742
Issuance of common stock for services	21,550	10	21,540
Issuance of common stock for services, shares		10,000
Net income (loss)	713,338			713,338
Balance at Dec. 31, 2011	1,387,169	12,038	1,635,165	(260,034)
Balance, shares at Dec. 31, 2011	12,037,597	12,037,597
Stock-based compensation expense	46,089		46,089
Discount on convertible notes to related parties	4,270		4,270
Net income (loss)	(1,920,972)			(1,920,972)
Balance at Dec. 31, 2012	$ (483,444)	$ 12,038	$ 1,685,524	$ (2,181,006)
Balance, shares at Dec. 31, 2012	12,037,597	12,037,597